Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 15,543	$ 25,293	$ 47,075	$ 77,650
Less: distribution expense to managed fleet container investors	(14,364)	(23,318)	(43,219)	(71,535)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(106)	(123)	(625)	(247)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,073	1,852	3,231	5,868
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	1,696	1,582	3,724	5,823
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 2,769	$ 3,434	$ 6,955	$ 11,691